Property and Equipment	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Property and Equipment

7. Property and Equipment

Property and equipment consists of the following (amounts in thousands) as of:

	October 31, 2020	February 1, 2020	November 2, 2019
Leasehold improvements	$435,094	$436,807	$433,266
Equipment and software	543,147	537,364	527,845
Furniture and fixtures	317,371	316,420	314,909
Construction in progress	27,979	17,639	21,197
Land	3,698	3,698	3,698

Total property and equipment	1,327,289	1,311,928	1,300,915
Accumulated depreciation and amortization	(944,669)	(870,521)	(846,509)

Property and equipment, net	$382,620	$441,407	$454,406

Depreciation expense was $25.5 million and $79.7 million in the thirteen and thirty-nine weeks ended October 31, 2020, respectively, and $29.6 million and $88.7 million in the thirteen and thirty-nine weeks ended November 2, 2019, respectively.

New Academy Holding Company, LLC
Property and Equipment
7.	Property and Equipment

Property and equipment consists of the following (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Leasehold improvements	$436,807	$419,885
Equipment and software	537,364	496,089
Furniture and fixtures	316,420	304,784
Construction in progress and land	17,639	35,533
Land	3,698	3,698

Total property and equipment	1,311,928	1,259,989
Accumulated depreciation and amortization	(870,521)	(763,836)

Property and equipment, net	$441,407	$496,153

Depreciation expense, which is included in selling, general and administrative expenses in the consolidated statements of income, was $117.3 million, $130.4 million and $130.8 million in 2019, 2018 and 2017, respectively.